Principal Accounting Policies (Details 5)	12 Months Ended
Dec. 31, 2019
Share based Compensation
Number of preceding years considered for estimating forfeiture	5 years
2009 Plan and 2019 Plan | Restricted share units | Equal to or more than
Share based Compensation
Service vesting period	1 year
2009 Plan and 2019 Plan | Restricted share units | Less than
Share based Compensation
Service vesting period	5 years
Certain subsidiaries | Stock Options | Equal to or more than
Share based Compensation
Expiration period	5 years
Certain subsidiaries | Stock Options | Less than
Share based Compensation
Expiration period	10 years